Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 21,494	$ 115,471
Receivables, net of allowance for doubtful accounts	235,576	201,699
Prepaid lease and contract expenses	80,684	70,755
Other current assets	25,915	32,594
Total current assets	363,669	420,519
Property, plant and equipment	3,525,725	3,384,723
Less accumulated depreciation and amortization	(2,230,677)	(2,170,585)
Net property, plant and equipment	1,295,048	1,214,138
Goodwill	1,919,386	1,740,454
Intangible assets, net	915,453	796,348
Other assets	51,085	42,886
Total assets	4,544,641	4,214,345
Current liabilities:
Trade accounts payable	21,246	17,961
Current maturities of long-term debt, net of deferred financing costs	204,120	17,664
Accrued expenses	122,467	197,675
Deferred income	107,202	92,694
Total current liabilities	455,035	325,994
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Deferred income tax liabilities	20,734	884
Asset retirement obligation	222,989	215,089
Other liabilities	29,531	29,859
Total liabilities	3,412,857	3,110,852
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Stockholders’ equity:
Additional paid-in-capital	1,852,421	1,762,499
Accumulated comprehensive income	12	1,302
Accumulated deficit	(695,337)	(639,106)
Cost of shares held in treasury, 388,903 and 331,284 shares in 2018 and 2017, respectively	(25,412)	(21,300)
Stockholders’ equity	1,131,784	1,103,493
Total liabilities and stockholders’ equity	4,544,641	4,214,345
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Current assets:
Cash and cash equivalents	20,994	114,971
Receivables, net of allowance for doubtful accounts	235,576	201,699
Prepaid lease and contract expenses	80,684	70,755
Other current assets	25,915	32,594
Total current assets	363,169	420,019
Property, plant and equipment	3,525,725	3,384,723
Less accumulated depreciation and amortization	(2,230,677)	(2,170,585)
Net property, plant and equipment	1,295,048	1,214,138
Goodwill	1,909,235	1,730,303
Intangible assets, net	914,984	795,879
Other assets	45,450	37,603
Total assets	4,527,886	4,197,942
Current liabilities:
Trade accounts payable	21,246	17,961
Current maturities of long-term debt, net of deferred financing costs	204,120	17,664
Accrued expenses	117,300	193,667
Deferred income	107,202	92,694
Total current liabilities	449,868	321,986
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Deferred income tax liabilities	20,734	884
Asset retirement obligation	222,989	215,089
Other liabilities	29,531	29,859
Total liabilities	3,407,690	3,106,844
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Stockholders’ equity:
Additional paid-in-capital	2,922,907	2,832,940
Accumulated comprehensive income	12	1,302
Accumulated deficit	(1,802,723)	(1,743,144)
Stockholders’ equity	1,120,196	1,091,098
Total liabilities and stockholders’ equity	4,527,886	4,197,942
Series AA Preferred Stock [Member]
Stockholders’ equity:
Preferred stock, value
Common Class A [Member]
Stockholders’ equity:
Common stock, value	86	84
Common Class B [Member]
Stockholders’ equity:
Common stock, value	$ 14	$ 14